Changes in accounting pronouncements	12 Months Ended
Dec. 31, 2019
Changes in accounting pronouncements
Changes in accounting pronouncements

3. Changes in accounting pronouncements

Definition of a Business - Amendments to IFRS 3 "Business Combinations"

Vermilion elected to early adopt the amendments to IFRS 3 "Business Combinations" effective January 1, 2019, which will be applied prospectively to acquisitions that occur on or after January 1, 2019. The amendments introduce an optional concentration test, narrow the definitions of a business and outputs, and clarify that an acquired set of activities and assets must include an input and a substantive process that together significantly contribute to the ability to create outputs. These amendments did not result in changes to Vermilion's accounting policies for applying the acquisition method.